Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P BSE MidCap Select India ETF
Guggenheim S&P BSE MidCap Select India ETF (INDM)
INVESTMENT OBJECTIVE
The Guggenheim S&P BSE MidCap Select India ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P BSE MidCap Select Index (the “BSE MidCap Index” or the “Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses	Claymore Exchange-Traded Fund Trust 2 Guggenheim S&P BSE MidCap Select India ETF
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.70%
[1]	“Other expenses” have been estimated for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P BSE MidCap Select India ETF | USD ($)	72	224

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund has commenced operations on or about the date of this prospectus ("Prospectus"), no history of the portfolio turnover rate is available.

PRINCIPAL INVESTMENT STRATEGIES
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the BSE MidCap Index. The Index is designed to provide exposure to India’s equity securities market by measuring the performance of 30 mid-cap equity securities that S&P Dow Jones Indices LLC (the “Index Provider”) has selected for inclusion in the Index based on certain liquidity criteria and an issuer’s float-adjusted market capitalization (i.e., a market capitalization that is calculated based on the number of shares that are readily available in the market rather than all shares outstanding). Index constituents must be companies trading on the BSE Ltd. (formerly, Bombay Stock Exchange) ("BSE") and must be constituents of the S&P BSE MidCap Index, which is a subset of the S&P BSE AllCap Index that is designed to represent the mid-cap segment of the Indian securities market. The companies included in the Index are domiciled in India. The Index is rebalanced semi-annually.

The Fund will invest at least 80% of its total assets in common stocks that comprise the Index and depositary receipts representing common stocks included in the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust") may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest in one or more depositary receipts representing the underlying securities comprising the Index under the following circumstances: (a) when the Fund will receive a more favorable tax treatment in India by holding or selling a depositary receipt relative to the underlying security; (b) when market conditions result in the depositary receipt providing improved liquidity relative to the underlying security; (c) when an underlying security is trading at a significantly different price than its depositary receipt; or (d) the timing of trade execution is improved due to the market in which a security’s corresponding depositary receipt is traded being open at different times than the Indian market. The Fund’s depositary receipts may include American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”).

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by Guggenheim Funds Investment Advisers, LLC (the "Investment Adviser") to replicate generally the performance of the Index as a whole. There may also be instances when the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, in seeking to accurately track the Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient (including tax concerns) for the Fund to purchase or sell a security in the Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index pursuant to scheduled reconstitutions and rebalancings of the Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Index is so concentrated. As of June 30, 2017, the financial and industrials sectors each represented a substantial portion of the Index.

PRINCIPAL RISKS
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk—The Fund may have a limited number of financial institutions that act as Authorized Participants ("APs"), none of which are obligated to engage in creation or redemption transactions. To the extent that those APs exit the business, or are unable to choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, Shares may trade like closed-end funds at a discount to net asset value ("NAV") and possibly face trading halts and/or de-listing.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk—If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk—The Fund may hold the securities of Indian companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company's debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk—The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.  The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.

Geographic Focus Risk-Asia—Because the Fund focuses its investments in Asia, the Fund’s performance may be particularly susceptible to adverse social, political and economic conditions or events within Asia. As a result, the Fund’s performance may be more volatile than the performance of a more geographically diversified series.

Geographic Focus Risk-India—Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political and economic risks. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Certain restrictions on foreign investment may decrease the liquidity of the Fund's portfolio or inhibit the Fund's ability to track the Index. In addition, the Reserve Bank of India ("RBI"), the Indian counterpart of the Federal Reserve Bank in the United States, imposes certain limits on the foreign ownership of Indian securities. These restrictions and/or controls may at times limit or prevent foreign investment in securities or issuers located or operating in India and may inhibit the Fund's ability to track the Index.

Industrials Sector Risk—The industrials sector may be adversely affected by supply and demand for products and services, product obsolescence, claims for environmental damage and product liability, imposition of import controls and general economic conditions, among other factors. The Fund may be adversely affected by events or developments negatively impacting the industrials sector or issuers within the industrials sector.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Price Risk—Shares are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the NAV and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Risk of Cash Transactions—Unlike most exchange-traded funds ("ETFs"), the Fund expects to effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Tax Comparative Risk—Most other ETFs which invest in Indian securities currently do so through a subsidiary established in the Republic of Mauritius so as to take advantage of certain benefits historically available under a tax treaty between India and Mauritius. This tax treaty was recently amended in a manner which phases out many of its benefits. However, from April 1, 2017 through March 31, 2019, capital gains on sales of Indian securities that have been held for 12 months or less that are made through Mauritius subsidiaries may be subject to a tax rate of only 50% of the rate that would otherwise be applicable (which is generally 15%), subject to certain eligibility criteria. The Fund has not established a subsidiary in Mauritius and therefore would be subject to the full tax rate on such short-term capital gains, even while certain other ETFs which invest in Indian securities through Mauritius subsidiaries may be eligible for the lower effective tax rate. This may adversely affect the after-tax return of the Fund as compared to those of other ETFs which invest in Indian securities.

PERFORMANCE INFORMATION
As the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information is shown. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.

Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P BSE SENSEX India ETF
Guggenheim S&P BSE SENSEX India ETF (SNSX)
INVESTMENT OBJECTIVE
The Guggenheim S&P BSE SENSEX India ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P BSE SENSEX (the “SENSEX" or the "Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses	Claymore Exchange-Traded Fund Trust 2 Guggenheim S&P BSE SENSEX India ETF
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.60%
[1]	“Other expenses” have been estimated for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you may pay when purchasing or selling Shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Claymore Exchange-Traded Fund Trust 2 | Guggenheim S&P BSE SENSEX India ETF | USD ($)	61	192

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund has commenced operations on or about the date of this prospectus ("Prospectus"), no history of the portfolio turnover rate is available.

PRINCIPAL INVESTMENT STRATEGIES
The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the SENSEX. The Index is designed to measure the performance of 30 large, well-established and financially sound companies across key sectors of the Indian economy that are listed for trading on BSE Ltd. (formerly, Bombay Stock Exchange) (“BSE”). Index constituents must be constituents of the S&P BSE 100, which is an index designed to measure the performance of the top 100 large-cap companies in India listed on BSE. The companies included in the Index are domiciled in India. S&P Dow Jones Indices LLC (the “Index Provider”) selects eligible companies for inclusion in the Index based on size, liquidity and stability criteria. The Index is rebalanced semi-annually.

The Fund will invest at least 80% of its total assets in common stocks that comprise the Index and depositary receipts representing common stocks included in the Index. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any material change in this policy or the Index. The Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust") may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

The Fund may invest in one or more depositary receipts representing the underlying securities comprising the Index under the following circumstances: (a) when the Fund will receive a more favorable tax treatment in India by holding or selling a depositary receipt relative to the underlying security; (b) when market conditions result in the depositary receipt providing improved liquidity relative to the underlying security; (c) when an underlying security is trading at a significantly different price than its depositary receipt; or (d) the timing of trade execution is improved due to the market in which a security’s corresponding depositary receipt is traded being open at different times than the Indian market.  The Fund’s depositary receipts may include American depositary receipts (“ADRs”), American depositary shares (“ADSs”), global depositary receipts (“GDRs”) and international depositary receipts (“IDRs”).

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by Guggenheim Funds Investment Advisers, LLC (the "Investment Adviser") to replicate generally the performance of the Index as a whole. There may also be instances when the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components, in seeking to accurately track the Index, such as: (i) regulatory requirements possibly affecting the Fund’s ability to hold a security in the Index, (ii) restrictions or requirements in local markets possibly rendering it infeasible or inefficient (including tax concerns) for the Fund to purchase or sell a security in the Index, or (iii) liquidity concerns possibly affecting the Fund’s ability to purchase or sell a security in the Index. In addition, from time to time securities are added to or removed from the Index. The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index pursuant to scheduled reconstitutions and rebalancings of the Index. The Fund will concentrate its investments (i.e., invest 25% or more of its assets) in securities issued by companies whose principal business activities are in the same industry or group of industries to the extent the Index is so concentrated. As of June 30, 2017, the financial sector represented a substantial portion of the Index.

PRINCIPAL RISKS
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk—The Fund may have a limited number of financial institutions that act as Authorized Participants ("APs"), none of which are obligated to engage in creation or redemption transactions. To the extent that those APs exit the business, or are unable to choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, Shares may trade like closed-end funds at a discount to net asset value ("NAV") and possibly face trading halts and/or de-listing.

Asset Class Risk—The securities in the Fund’s portfolio may underperform the returns of other securities or indices that track other industries, markets, asset classes or sectors.

Concentration Risk—If the Index concentrates in an industry or group of industries, the Fund’s investments will be concentrated accordingly. In such event, the value of the Fund’s Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Depositary Receipt Risk—The Fund may hold the securities of Indian companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.

Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company's debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Financial Sector Risk—The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements.  The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.

Geographic Focus Risk-Asia—Because the Fund focuses its investments in Asia, the Fund’s performance may be particularly susceptible to adverse social, political and economic conditions or events within Asia. As a result, the Fund’s performance may be more volatile than the performance of a more geographically diversified series.

Geographic Focus Risk-India—Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political and economic risks. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Certain restrictions on foreign investment may decrease the liquidity of the Fund's portfolio or inhibit the Fund's ability to track the Index. In addition, the Reserve Bank of India ("RBI"), the Indian counterpart of the Federal Reserve Bank in the United States, imposes certain limits on the foreign ownership of Indian securities. These restrictions and/or controls may at times limit or prevent foreign investment in securities or issuers located or operating in India and may inhibit the Fund's ability to track the Index.

Issuer-Specific Changes Risk—The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Market Price Risk—Shares are listed for trading on NYSE Arca, Inc. ("NYSE Arca") and are bought and sold in the secondary market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the NAV and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Adviser cannot predict whether Shares will trade above (premium), below (discount) or at their NAV. Thus, an investor may pay more than NAV when buying Shares in the secondary market and receive less than NAV when selling Shares in the secondary market.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Non-Correlation Risk—The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Risk of Cash Transactions—Unlike most exchange-traded funds ("ETFs"), the Fund expects to effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Tax Comparative Risk—Most other ETFs which invest in Indian securities currently do so through a subsidiary established in the Republic of Mauritius so as to take advantage of certain benefits historically available under a tax treaty between India and Mauritius. This tax treaty was recently amended in a manner which phases out many of its benefits. However, from April 1, 2017 through March 31, 2019, capital gains on sales of Indian securities that have been held for 12 months or less that are made through Mauritius subsidiaries may be subject to a tax rate of only 50% of the rate that would otherwise be applicable (which is generally 15%), subject to certain eligibility criteria. The Fund has not established a subsidiary in Mauritius and therefore would be subject to the full tax rate on such short-term capital gains, even while certain other ETFs which invest in Indian securities through Mauritius subsidiaries may be eligible for the lower effective tax rate. This may adversely affect the after-tax return of the Fund as compared to those of other ETFs which invest in Indian securities.

PERFORMANCE INFORMATION
As the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information is shown. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance.